UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                        USAA INTERMEDIATE-TERM BOND Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007



                                                                      (Form N-Q)
48445-1207                                   (C)2007, USAA. All rights reserved.

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
 -----------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (43.5%)

               CONSUMER DISCRETIONARY (3.1%)
               -----------------------------
               BROADCASTING & CABLE TV (1.3%)
               Charter Communications Operating, LLC,
$  1,000            Senior Notes  (a)                       8.00%   4/30/2012   $      998
   1,000            Term Loan  (b),(c)                      7.54    3/06/2014          962
   2,000       Clear Channel Communications, Inc., Notes    4.25    5/15/2009        1,924
   1,000       Comcast Corp., Notes                         6.50    1/15/2017        1,047
   1,000       Cox Communications, Inc., Notes              3.88   10/01/2008          987
   1,000       Cox Enterprises, Inc., Notes (a)             7.38    6/15/2009        1,034
   1,000       Jones Intercable, Inc., Senior Notes         7.63    4/15/2008        1,010
   2,000       Liberty Media Corp., Senior Notes            5.70    5/15/2013        1,885
                                                                                ----------
                                                                                     9,847
                                                                                ----------
               CASINOS & GAMING (0.2%)
   1,000       Harrahs Operating Co., Inc., Bonds           5.63    6/01/2015          776
   1,000       Seminole Tribe of Florida, Special
                    Obligation Bond, Series 2007B (a)       7.80   10/01/2020        1,022
                                                                                ----------
                                                                                     1,798
                                                                                ----------
               HOME FURNISHINGS (0.1%)
   1,000       Mohawk Industries, Inc., Senior Notes        5.75    1/15/2011        1,012
                                                                                ----------
               HOMEBUILDING (0.3%)
   2,000       Centex Corp., Senior Notes                   7.88    2/01/2011        1,943
                                                                                ----------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
   2,000       Royal Caribbean Cruises Ltd., Senior Notes   7.25    6/15/2016        2,000
                                                                                ----------
               HOUSEHOLD APPLIANCES (0.4%)
   2,000       Stanley Works Capital Trust I, Bonds         5.90   12/01/2045        1,909
   1,000       Whirlpool Corp., Debentures                  7.75    7/15/2016        1,118
                                                                                ----------
                                                                                     3,027
                                                                                ----------
               HOUSEWARES & SPECIALTIES (0.1%)
   1,000       Newell Rubbermaid, Inc., Notes               4.63   12/15/2009          997
                                                                                ----------
               PUBLISHING (0.1%)
   1,000       Scholastic Corp., Notes                      5.00    4/15/2013          872
                                                                                ----------
               SPECIALTY STORES (0.3%)
   2,250       Petro Stopping Centers, LP, Senior Notes     9.00    2/15/2012        2,357
                                                                                ----------
               Total Consumer Discretionary                                         23,853
                                                                                ----------

               CONSUMER STAPLES (0.5%)
               -----------------------
               FOOD RETAIL (0.3%)
   2,000       Kroger Co., Notes                            5.50    2/01/2013        2,008
                                                                                ----------
               SOFT DRINKS (0.1%)
   1,000       Bottling Group, LLC, Senior Notes            5.50    4/01/2016        1,007
                                                                                ----------
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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
 -----------------------------------------------------------------------------------------
               TOBACCO (0.1%)
$  1,000       Universal Corp., Notes                       5.00%   9/01/2011   $      988
                                                                                ----------
               Total Consumer Staples                                                4,003
                                                                                ----------

               ENERGY (3.4%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
   1,000       Polar Tankers, Inc., Notes (a)               5.95    5/10/2037          994
                                                                                ----------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
   2,000       Seacor Holdings, Inc., Senior Notes          5.88   10/01/2012        1,982
                                                                                ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   1,000       Cimarex Energy Co., Senior Notes             7.13    5/01/2017        1,004
   2,000       Southwestern Energy Co., MTN                 7.63    5/01/2027        2,078
   1,000       XTO Energy, Inc., Senior Notes               5.65    4/01/2016          997
                                                                                ----------
                                                                                     4,079
                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.3%)
   2,000       Premcor Refining Group, Inc., Senior Notes   7.50    6/15/2015        2,085
                                                                                ----------
               OIL & GAS STORAGE & TRANSPORTATION (2.2%)
   1,250       Buckeye Partners, Senior Notes               5.13    7/01/2017        1,169
   1,000       Duke Capital Corp., LLC, Senior Notes        8.00   10/01/2019        1,142
   2,000       El Paso Energy Corp., Notes (a)              5.90    4/01/2017        1,969
   1,000       Enterprise Products Operations, LP,
                    Junior Subordinated Notes               8.38    8/01/2066        1,043
   1,000       K N Capital Trust III, Subordinated
                    Debentures                              7.63    4/15/2028          912
   1,000       Kinder Morgan Finance Co., Guaranteed Notes  5.70    1/05/2016          915
   1,000       Pacific Energy Partners, LP, Senior Notes    7.13    6/15/2014        1,034
   2,000       Sabine Pass LNG, LP, Senior Secured Notes    7.25   11/30/2013        1,970
   2,000       TEPPCO Partners, LP, Junior Subordinated
                    Notes                                   7.00    6/01/2067        1,812
   4,000       Tortoise Energy Infrastructure Corp., Senior
                    Notes, Series B                         7.00    7/15/2044        4,000
   1,000       Valero Logistics Operations, LP, Senior
                    Notes                                   6.05    3/15/2013        1,008
                                                                                ----------
                                                                                    16,974
                                                                                ----------
               Total Energy                                                         26,114
                                                                                ----------

               FINANCIALS (25.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   2,000       American Capital Strategies Ltd., Senior
                    Notes                                   6.85    8/01/2012        2,060
   2,000       Mellon Bank N.A., Subordinated Notes         5.45    4/01/2016        1,937
                                                                                ----------
                                                                                     3,997
                                                                                ----------
               CONSUMER FINANCE (1.7%)
   3,000       American Express Co., Subordinated
                     Debentures                             6.80    9/01/2066        3,081
   1,000       ERAC USA Finance Co., Notes (a)              6.20   11/01/2016          989
               Ford Motor Credit Co. LLC,
   2,000            Notes                                   7.00   10/01/2013        1,797
   2,000            Senior Notes                            4.95    1/15/2008        1,991
   2,000       General Motors Acceptance Corp., Notes       6.88    8/28/2012        1,805

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
 ------------------------------------------------------------------------------------------
               SLM Corp.,
 $ 1,000            MTN, CPI Floating Rate Notes            3.74%(d) 6/01/2009  $      926
   3,000            MTN, Series A                           5.28(d)  1/26/2009       2,925
                                                                                ----------
                                                                                    13,514
                                                                                ----------
               DIVERSIFIED BANKS (1.8%)
   1,000       Comerica Bank, Subordinated Notes            5.20    8/22/2017          945
   1,000       Compass Bank, Notes                          8.10    8/15/2009        1,052
   1,000       Emigrant Bancorp, Inc., Senior Notes (a)     6.25    6/15/2014        1,026
   2,000       First Tennessee Bank, N.A., Subordinated
                    Notes                                   4.63    5/15/2013        1,884
   2,000       First Union National Bank, FL,
                    Subordinated Debentures                 6.18    2/15/2036        2,110
   3,000       First Union National Bank, NC,
                    Subordinated Notes (e)                  6.18    2/15/2036        3,165
   2,000       Key Bank N.A., Subordinated Notes            5.45    3/03/2016        1,956
   1,000       SouthTrust Bank, N.A., Subordinated
                    Notes                                   6.57   12/15/2027        1,047
   1,000       Washington Mutual Bank FA, Subordinated
                    Notes                                   5.13    1/15/2015          898
                                                                                ----------
                                                                                    14,083
                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.3%)
   2,000       Merrill Lynch & Co., Inc., MTN               6.05    8/15/2012        2,032
                                                                                ----------
               LIFE & HEALTH INSURANCE (1.9%)
   2,000       Blue Cross Blue Shield FL, Inc., Notes       8.25   11/15/2011        2,234
   2,000       Great-West Life & Annuity Insurance Co.,
                    Bonds (a)                               7.15    5/16/2046        2,047
   3,000       Lincoln National Corp., Bonds                7.00    5/17/2066        3,086
   1,000       Monumental Global Funding II, Senior
                    Secured Notes (a)                       4.38    7/30/2009          990
   3,000       North Front, Pass-Through Trust, Notes
                    (a),(e)                                 5.81   12/15/2024        2,943
   1,000       Phoenix Companies, Inc., Senior Notes        6.68    2/16/2008        1,002
   3,000       StanCorp Financial Group, Inc., Notes        6.90    5/29/2067        2,900
                                                                                ----------
                                                                                    15,202
                                                                                ----------
               MULTI-LINE INSURANCE (2.2%)
   2,000       American General Finance Corp., MTN,
                    Series I                                4.88    7/15/2012        1,939
   3,000       Farmers Exchange Capital, Surplus Notes
                    (a)                                     7.05    7/15/2028        3,058
   2,000       Genworth Financial, Inc., Junior
                    Subordinated Notes                      6.15   11/15/2066        1,869
   2,000       Genworth Global Funding Trust, MTN           5.20   10/08/2010        2,011
   3,000       Glen Meadow Pass-Through Certificates,
                    Bonds (a)                               6.51    2/12/2067        2,911
   2,000       ILFC E-Capital Trust II, Bonds (a)           6.25   12/21/2065        1,966
   2,000       Oil Casualty Insurance Ltd., Subordinated
                    Debentures (a)                          8.00    9/15/2034        1,995
   1,000       Oil Insurance Ltd., Notes (a)                7.56            -(f)     1,031
                                                                                ----------
                                                                                    16,780
                                                                                ----------
               MULTI-SECTOR HOLDINGS (0.5%)
               Leucadia National Corp.,
   3,000            Senior Notes  (e)                       7.00    8/15/2013        2,940
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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
 -----------------------------------------------------------------------------------------
 $ 1,000            Senior Notes                            7.13%   3/15/2017   $      945
                                                                                ----------
                                                                                     3,885
                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   3,000       AgFirst Farm Credit Bank, Subordinated
                    Notes                                   6.59            -(f)     3,033
   5,000       General Electric Capital Corp., MTN          5.25   10/19/2012        5,039
   2,000       Northgroup Preferred Capital Corp., Notes
                    (a)                                     6.38            -(f)     1,853
   2,000       Travelers Life & Annuity, Notes (a)          5.13    8/15/2014        1,925
                                                                                ----------
                                                                                    11,850
                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (4.8%)
   1,000       21st Century Insurance Group, Senior
                    Notes                                   5.90   12/15/2013        1,021
   2,500       Allstate Corp., Junior Subordinated
                    Debentures                              6.13    5/15/2037        2,449
   5,000       Berkshire Hathaway Finance Corp., Senior
                    Notes                                   4.85    1/15/2015        4,852
   2,500       Chubb Corp., Subordinated Notes              6.38    3/29/2037        2,465
   1,000       Fidelity National Title Group, Inc.,
                    Notes                                   5.25    3/15/2013          945
   2,000       First American Capital Trust I,
                    Cumulative Trust Preferred
                    Securities, Subordinated
                    Debentures                              8.50    4/15/2012        2,208
   2,275       Fund American Companies, Inc., Notes         5.88    5/15/2013        2,255
   1,000       Infinity Property & Casualty Corp.,
                    Senior Notes, Series B                  5.50    2/18/2014          995
   3,000       Liberty Mutual Group, Inc., Junior
                    Subordinated Notes (a)                  7.00    3/15/2037        2,825
   1,000       Markel Corp., Senior Notes                   6.80    2/15/2013        1,036
   2,000       Ohio Casualty Corp., Notes                   7.30    6/15/2014        2,150
   4,000       Progressive Corp., Junior Subordinated
                    Debentures                              6.70    6/15/2037        3,932
   2,000       RLI Corp., Senior Notes                      5.95    1/15/2014        2,033
   3,000       Security Capital Assurance Ltd., Bonds (a)   6.88            -(f)     2,643
   2,000       Travelers Companies, Inc., Junior
                    Subordinated Debentures                 6.25    3/15/2067        1,946
   4,000       XL Capital Ltd., Notes, Series E             6.50            -(f)     3,721
                                                                                ----------
                                                                                    37,476
                                                                                ----------
               REGIONAL BANKS (5.0%)
   1,750       Bank of Hawaii, Notes                        6.88    3/01/2009        1,795
   3,000       Bank of Oklahoma, Notes                      5.75    5/15/2017        3,030
   1,000       Banknorth Group, Inc., Senior Notes          3.75    5/01/2008          993
   2,000       CBG Florida REIT Corp., Notes (a)            7.11    2/15/2049        1,938
   2,000       Chittenden Corp., Subordinated Notes         5.80    2/14/2017        1,910
   1,000       City National Corp., Senior Notes            5.13    2/15/2013          970
   1,000       Colonial Bank, N.A., Subordinated Notes      6.38   12/01/2015          997
   2,000       Cullen/Frost Bankers, Inc., Junior
                    Subordinated Notes                      5.75    2/15/2017        2,036
   3,000       Fifth Third Capital Trust IV, Bonds          6.50    4/15/2037        2,905
   1,000       First Republic Bank Corp., Subordinated
                    Notes                                   7.75    9/15/2012        1,075
   2,000       Fulton Capital Trust I, Notes                6.29    2/01/2036        1,905
   2,000       Huntington Capital III, Junior
                    Subordinated Notes                      6.65    5/15/2037        1,880
   2,000       Imperial Bank, Subordinated Capital
                    Notes                                   8.50    4/01/2009        2,088
   1,000       Popular North America Capital Trust I,
                    Bonds                                   6.56    9/15/2034          863
   1,000       Regions Financing Trust II, Trust
                    Preferred Securities, Bonds             6.63    5/15/2047          942

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
 $ 1,000       SunTrust Banks, Inc., Senior Notes           6.00%   9/11/2017   $    1,017
   2,000       Susquehanna Bancshares, Inc.,
                    Subordinated Notes                      4.75    5/01/2014        1,978
   2,000       TCF Financial Bank, Subordinated Notes       5.00    6/15/2014        1,987
   2,000       TCF National Bank, Subordinated Notes        5.50    2/01/2016        1,984
   2,000       U.S. AgBank, FCB, Notes (a)                  6.11            -(f)     1,893
   1,950       Union Planters Bank, N.A., Subordinated
                    Notes                                   6.50    3/15/2018        1,962
   2,000       Whitney National Bank, Subordinated
                    Notes                                   5.88    4/01/2017        1,983
   1,000       Zions Bancorp, Subordinated Notes            6.00    9/15/2015        1,010
                                                                                ----------
                                                                                    39,141
                                                                                ----------
               REITS - DIVERSIFIED (0.4%)
               Liberty Property, LP,
   1,000            Senior Notes                            5.13    3/02/2015          936
   1,000            Senior Notes                            6.63   10/01/2017        1,005
   1,000       Washington REIT, Senior Notes                5.35    5/01/2015          960
                                                                                ----------
                                                                                     2,901
                                                                                ----------
               REITS - INDUSTRIAL (0.1%)
   1,000       Prologis, Senior Notes                       5.75    4/01/2016          981
                                                                                ----------
               REITS - OFFICE (0.8%)
   2,000       Brandywine Operating Partnership, LP,
                    Guaranteed Notes                        4.50   11/01/2009        1,966
               Duke Realty, LP,
   1,000            Notes                                   5.50    3/01/2016          958
   1,000            Senior Notes                            5.95    2/15/2017          983
   1,000            Senior Notes                            6.50    1/15/2018        1,022
   1,000       HRPT Properties Trust, Senior Notes          6.65    1/15/2018        1,012
                                                                                ----------
                                                                                     5,941
                                                                                ----------
               REITS - RESIDENTIAL (0.5%)
   1,000       Archstone Smith Operating Trust, Notes       5.25    5/01/2015        1,038
   1,000       Post Apartment Homes, LP, Senior Notes       5.45    6/01/2012          988
   2,000       UDR, Inc., Notes                             5.13    1/15/2014        1,931
                                                                                ----------
                                                                                     3,957
                                                                                ----------
               REITS - RETAIL (1.7%)
   1,000       Federal Realty Investment Trust, Bonds       6.20    1/15/2017        1,002
   1,000       National Retail Properties, Inc., Senior
                    Notes                                   6.88   10/15/2017        1,002
               Pan Pacific Retail Properties, Inc.,
   1,000            Notes                                   7.95    4/15/2011        1,090
   1,000            Notes                                   5.25    9/01/2015          975
   2,000       Realty Income Corp., Senior Notes            6.75    8/15/2019        2,020
               Rouse Co.,
   2,000            Notes                                   7.20    9/15/2012        2,020
   2,000            Notes                                   5.38   11/26/2013        1,822
   1,000            Senior Notes  (a)                       6.75    5/01/2013          990
   1,000       Simon Property Group, LP, Notes              6.10    5/01/2016        1,006
   1,000       Tanger Properties, LP, Senior Notes          9.13    2/15/2008        1,009
                                                                                ----------
                                                                                    12,936
                                                                                ----------
               REITS - SPECIALIZED (0.3%)
   1,000       Hospitality Properties Trust, Senior
                    Notes                                   5.13    2/15/2015          928

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------

 $ 1,000       Ventas Realty, LP, Senior Notes              9.00%   5/01/2012   $    1,095
                                                                                ----------
                                                                                     2,023
                                                                                ----------
               SPECIALIZED FINANCE (0.2%)
   2,000       Financial Security Assurance Holdings
                    Ltd., Junior Subordinated Notes (a)     6.40   12/15/2066        1,810
                                                                                ----------
               THRIFTS & MORTGAGE FINANCE (0.8%)
   2,000       Countrywide Financial Corp., Subordinated
                    Notes                                   6.25    5/15/2016        1,594
   1,000       Independence Community Bank Corp.,
                    Subordinated Notes                      3.75    4/01/2014          975
   2,000       Sovereign Bank, Subordinated Notes           4.38    8/01/2013        1,979
   2,000       Washington Mutual Preferred Funding Trust
                    I, Bonds, Series A-1 (a)                6.53            -(f)     1,520
                                                                                ----------
                                                                                     6,068
                                                                                ----------
               Total Financials                                                    194,577
                                                                                ----------

               HEALTH CARE (0.6%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
   1,000       Hospira, Inc., Senior Notes                  6.05    3/30/2017        1,000
                                                                                ----------
               HEALTH CARE SERVICES (0.1%)
   1,000       Laboratory Corp. of America, Senior
                    Notes                                   5.63   12/15/2015          980
                                                                                ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
     500       Fisher Scientific International, Inc.,
                    Senior Subordinated Notes               6.75    8/15/2014          510
                                                                                ----------
               MANAGED HEALTH CARE (0.3%)
   2,000       Highmark, Inc., Senior Notes (a)             6.80    8/15/2013        2,128
                                                                                ----------
               Total Health Care                                                     4,618
                                                                                ----------

               INDUSTRIALS (1.5%)
               ------------------
               BUILDING PRODUCTS (0.2%)
               USG Corp.,
   1,000            Notes                                   6.30   11/15/2016          917
   1,000            Senior Notes                            7.75    1/15/2018        1,014
                                                                                ----------
                                                                                     1,931
                                                                                ----------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
   2,400       Corrections Corp. of America, Senior
                    Notes                                   7.50    5/01/2011        2,442
                                                                                ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   2,000       Allied Waste North America, Inc., Senior
                    Notes, Series B                         5.75    2/15/2011        1,960
                                                                                ----------
               INDUSTRIAL MACHINERY (0.1%)
   1,000       Pall Corp., Senior Notes (a)                 6.00    8/01/2012        1,025
                                                                                ----------
               RAILROADS (0.3%)
   2,000       Norfolk Southern Corp., Senior Notes         7.70    5/15/2017        2,284
                                                                                ----------

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               TRUCKING (0.3%)
 $ 2,000       YRC Worldwide, Inc., Senior Notes            6.93%(d)5/15/2008   $    1,997
                                                                                ----------
               Total Industrials                                                    11,639
                                                                                ----------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   1,000       Fiserv, Inc., Notes                          4.00    4/15/2008          996
                                                                                ----------

               MATERIALS (0.1%)
               ----------------
               METAL & GLASS CONTAINERS (0.1%)
   1,000       Owens Brockway Glass Container, Inc.,
                    Senior Notes                            6.75   12/01/2014        1,007
                                                                                ----------

               TELECOMMUNICATION SERVICES (1.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   1,708       Citizens Communications Co., Senior
                    Notes                                   6.25    1/15/2013        1,687
   3,000       Qwest Communications International, Inc.,
                    Senior Notes                            7.25    2/15/2011        3,045
                                                                                ----------
                                                                                     4,732
                                                                                ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   2,510       US Unwired, Inc., Secured Notes             10.00    6/15/2012        2,685
                                                                                ----------
               Total Telecommunication Services                                      7,417
                                                                                ----------

               UTILITIES (8.2%)
               ----------------
               ELECTRIC UTILITIES (5.0%)
   1,000       Ameren UE, Senior Secured Notes              5.10   10/01/2019          937
   1,000       Baltimore Gas and Electric Company,
                    Notes                                   5.90   10/01/2016        1,004
   1,000       Bruce Mansfield Unit 1 2007 Pass Through
                    Trust, Exchange Certificates            6.85    6/01/2034        1,050
   1,045       Carolina Power & Light Co., Bonds            6.13    9/15/2033        1,068
   2,283       Cedar Brakes II, LLC, Senior Notes,
                    Series C (a)                            9.88    9/01/2013        2,540
   1,000       Comed Financing II, Notes, Series B          8.50    1/15/2027        1,012
   2,550       Entergy Gulf States, Inc., Bonds             5.70    6/01/2015        2,503
   1,000       Entergy Louisiana, Inc., First Mortgage
                    Bonds                                   5.83   11/01/2010        1,000
   1,000       Entergy Mississippi, Inc., First Mortgage
                    Bonds                                   5.92    2/01/2016          991
     868       FPL Energy National Wind, LLC, Secured
                    Notes (a)                               5.61    3/10/2024          852
               FPL Group Capital, Inc.,
   2,000            Bonds                                   6.35   10/01/2066        1,948
   1,000            Junior Subordinated Notes, Series D     7.30    9/01/2067        1,047
   2,320       ITC Holdings Corp., Senior Notes (a)         5.25    7/15/2013        2,265
               MidAmerican Energy Holdings Co.,
   1,000            Senior Notes                            5.88   10/01/2012        1,025
   1,000            Senior Notes                            5.80   10/15/2036          975
   2,000       Monongahela Power Co., Notes, Series A       7.36    1/15/2010        2,065
   1,000       Nevada Power Co., Notes, Series O            6.50    5/15/2018        1,046
   1,000       New York State Electric & Gas Corp.,
                    Notes                                   5.50   11/15/2012        1,003
     917       Oglethorpe Power Corp., Senior Secured
                    Facility Bonds                          6.97    6/30/2011          948

8

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
 $ 1,108       Power Contract Financing, Senior Notes (a)   6.26%   2/01/2010   $    1,126
   1,000       PPL Capital Funding, Inc., Junior
                    Guaranteed Subordinated Notes,
                    Series A                                6.70    3/30/2067          966
   2,000       PPL Energy Supply, LLC, Senior Notes         6.40   11/01/2011        2,072
   1,000       PSI Energy, Inc., Senior Notes               6.05    6/15/2016        1,020
   1,000       Public Service Co. of Colorado, Senior
                    Notes                                   7.88   10/01/2012        1,115
   1,000       Public Service Co. of Oklahoma, Senior
                    Notes                                   6.15    8/01/2016        1,021
   1,000       Sierra Pacific Power Co., Notes              6.25    4/15/2012        1,028
   1,000       Southern Power Co., Senior Notes             6.25    7/15/2012        1,033
   1,000       Texas Energy Future Holdings, LP, Term
                    Loan (b),(c)                            8.40   10/10/2014        1,000
   1,000       Texas Energy Future TXU, Term Loan
                    (b),(c)                                 8.40   10/10/2014        1,001
     964       Tristate General & Transport Association,
                    Bonds (a)                               6.04    1/31/2018          967
   1,000       Virginia Electric Power Co., Senior
                    Notes                                   5.40    1/15/2016          987
                                                                                ----------
                                                                                    38,615
                                                                                ----------
               GAS UTILITIES (1.7%)
   2,000       AGL Capital Corp., Guaranteed Notes          6.38    7/15/2016        2,041
   2,000       Atmos Energy Corp., Senior Notes             6.35    6/15/2017        2,051
   1,000       Centerpoint Energy Resources Corp.,
                    Senior Notes                            5.95    1/15/2014        1,003
               Enbridge Energy Partners, LP,
   2,000            Junior Subordinated Notes               8.05   10/01/2037        2,035
   1,000            Notes                                   4.75    6/01/2013          959
   2,000       Michigan Consolidated Gas Co., Notes         5.00   10/01/2019        1,919
   1,000       National Fuel Gas Co., MTN, Notes            7.38    6/13/2025        1,124
   1,000       Northern Natural Gas Co., Senior Notes
                    (a)                                     5.38   10/31/2012        1,010
   1,000       Southern Star Central Gas, Notes (a)         6.00    6/01/2016          970
                                                                                ----------
                                                                                    13,112
                                                                                ----------
               MULTI-UTILITIES (1.2%)
   2,000       Black Hills Corp., Notes                     6.50    5/15/2013        2,001
   1,000       Energy East Corp., Notes                     6.75    6/15/2012        1,049
   1,000       Nisource Finance Corp., Senior Notes         6.40    3/15/2018        1,018
   2,000       Puget Sound Energy, Inc., Junior
                    Subordinated Notes, Series A            6.97    6/01/2067        1,891
   2,000       Wisconsin Energy Corp., Junior
                    Subordinated Notes                      6.25    5/15/2067        1,925
   2,000       WPS Resources Corp., Notes                   6.11   12/01/2066        1,895
                                                                                ----------
                                                                                     9,779
                                                                                ----------
               WATER UTILITIES (0.3%)
   2,000       American Water Capital Corp., Notes (a)      6.09   10/15/2017        2,019
                                                                                ----------
               Total Utilities                                                      63,525
                                                                                ----------
               Total Corporate Obligations (cost: $341,668)                        337,749
                                                                                ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (11.1%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
     500       Ahold Finance U.S.A., Inc., Notes            6.25    5/01/2009          509
                                                                                ----------

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.8%)
 $ 2,000       Nakilat, Inc., Secured Bonds (a)             6.07%  12/31/2033   $    1,903
               PEMEX Finance Ltd.,
     700            Notes                                   9.03    2/15/2011          743
   1,733            Senior Notes                            8.88   11/15/2010        1,825
   2,000       Trans-Canada Pipelines Ltd., Junior
                    Subordinated Notes                      6.35    5/15/2067        1,938
                                                                                ----------
                                                                                     6,409
                                                                                ----------
               OIL & GAS DRILLING (0.2%)
               Delek & Avner-Yam Tethys Ltd.,
     678            Secured Notes  (a)                      5.33    8/01/2013          677
     678            Secured Notes  (a)                      6.46(d) 8/01/2013          677
                                                                                ----------
                                                                                     1,354
                                                                                ----------
               Total Energy                                                          7,763
                                                                                ----------

               FINANCIALS (8.8%)
               -----------------
               DIVERSIFIED BANKS (6.0%)
   2,000       Banco Nacional De Comercio Exterior SNC,
                    Notes (a)                               3.88    1/21/2009        1,965
   1,000       Banco Santander, Subordinated Notes (a)      5.38   12/09/2014          976
   3,000       Barclays Bank plc, Subordinated Notes (a)    5.93            -(f)     2,844
   2,000       BBVA International Preferred, Bonds (a)      5.92            -(f)     1,846
   2,000       BNP Paribas, Subordinated Notes (a)          5.19            -(f)     1,855
   2,000       BOI Capital Funding Number 3 LP,
                    Guaranteed Bonds (a)                    6.11            -(f)     1,843
   3,000       HBOS plc, Subordinated Notes (a),(e)         5.38            -(f)     2,847
   2,000       Landsbanki Islands HF, Junior
                    Subordinated Notes (a)                  7.43            -(f)     1,971
   4,000       Lloyds TSB Group plc, Bonds (a)              6.27            -(f)     3,707
   2,000       Mizuho Capital Investment 1 Ltd.,
                    Subordinated Bonds (a)                  6.69            -(f)     1,898
   2,000       MUFG Capital Finance 1 Ltd., Guaranteed
                    Preferred Bonds                         6.35            -(f)     1,910
   2,000       National Capital Trust II, Subordinated
                    Notes (a)                               5.49            -(f)     1,867
   2,000       Nordea Bank AB, Subordinated Notes (a)       5.42            -        1,858
   2,000       Rabobank Capital Funding Trust III,
                    Subordinated Notes (a)                  5.25            -(f)     1,881
   5,000       Royal Bank of Scotland Group PLC,
                    Subordinated Notes                      7.64            -(f)     5,192
   3,000       Santander Perpetual SA, Notes (a)            6.67            -(f)     2,993
   2,500       Skandinaviska Enskilda Banken AB, Bonds (a)  5.47            -(f)     2,324
   2,000       Standard Chartered plc, Subordinated
                    Notes (a)                               6.41            -(f)     1,902
   2,000       Sumitomo Mitsui Financial Group Preferred
                    Capital, Bonds (a)                      6.08            -(f)     1,881
   2,000       UFJ Finance Aruba AEC, Notes                 8.75            -(f)     2,063
   1,000       Westpac Capital Trust IV, Notes (a)          5.26            -(f)       935
                                                                                ----------
                                                                                    46,558
                                                                                ----------

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.4%)
 $ 3,000       AXA S.A., Subordinated Notes (a)             6.46%           -(f)$    2,795
                                                                                ----------
               MULTI-LINE INSURANCE (0.6%)
   4,000       ING Capital Funding Trust III, Guaranteed
                    Bonds                                   8.44            -(f)     4,325
                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   2,000       ZFS Finance USA Trust II, Bonds (a)          6.45   12/15/2065        1,926
                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.5%)
   1,000       Allied World Assurance Holdings Ltd.,
                    Senior Notes                            7.50    8/01/2016        1,066
   3,000       Catlin Insurance Co. Ltd., Notes (a)         7.25            -(f)     2,836
                                                                                ----------
                                                                                     3,902
                                                                                ----------
               REGIONAL BANKS (0.5%)
   2,000       Glitnir Banki hf, Notes (a)                  7.45            -(f)     2,066
   2,000       Popular North America, Inc., Notes           4.25    4/01/2008        1,992
                                                                                ----------
                                                                                     4,058
                                                                                ----------
               REINSURANCE (0.5%)
   1,000       Max USA Holdings, Ltd., Guaranteed Senior
                    Notes (a)                               7.20    4/14/2017          982
   2,000       Montpelier Re Holdings Ltd., Senior
                    Notes                                   6.13    8/15/2013        1,994
   1,000       Platinum Underwriters Finance, Inc.,
                    Notes, Series B                         7.50    6/01/2017        1,068
                                                                                ----------
                                                                                     4,044
                                                                                ----------
               SPECIALIZED FINANCE (0.1%)
   1,000       QBE Capital Funding II LP, Guaranteed
                    Bonds (a)                               6.80            -(f)       980
                                                                                ----------
               Total Financials                                                     68,588
                                                                                ----------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.3%)
   2,000       CRH America, Inc., Notes                     6.00    9/30/2016        1,974
                                                                                ----------
               INDUSTRIAL CONGLOMERATES (0.1%)
   1,000       Siemens Financieringsmat, Notes (a)          6.13    8/17/2026        1,012
                                                                                ----------
               RAILROADS (0.1%)
   1,000       Kansas City Southern de Mexico, S.A. de
                    C.V., Senior Notes                      9.38    5/01/2012        1,065
                                                                                ----------
               Total Industrials                                                     4,051
                                                                                ----------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
   1,000       Brascan Corp., Notes                         8.13   12/15/2008        1,034
   2,000       Glencore Funding, LLC, Notes (a)             6.00    4/15/2014        2,011
                                                                                ----------
                                                                                     3,045
                                                                                ----------
               Total Materials                                                       3,045
                                                                                ----------

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
$  2,000       Intelsat Ltd., Senior Notes                  5.25%  11/01/2008   $    1,983
                                                                                ----------
               Total Eurodollar and Yankee Obligations (cost: $88,040)              85,939
                                                                                ----------

               ASSET-BACKED SECURITIES (6.3%)

               FINANCIALS (5.2%)
               -----------------
               ASSET-BACKED FINANCING (5.2%)
   1,383       Aerco Ltd., Series 2A, Class A4 (a)          5.61(d) 7/15/2025        1,386
     996       Airport Airplanes, Pass-Through
                    Certificates, Series 1R, Class A8,
                    EETC                                    5.47(d) 3/15/2019          946
   2,000       AmeriCredit Automobile Receivable Trust,
                    Series 2007-BF, Class A2                5.31    1/06/2011        2,003
               Bank One Issuance Trust, Notes,
   3,000            Series 2003, Class C-3                  4.77    2/16/2016        2,796
   1,000            Series 2003, Class C1                   4.54    9/15/2010          999
   3,000       Capital One Auto Finance Trust, Notes,
                    Series 2007B, Class A3A                 5.03    4/15/2012        3,011
   3,938       Carmax Auto Owner Trust, Notes, Series
                    2007-1, Class A2                        5.32    3/15/2010        3,942
               Citibank Credit Card Issuance Trust,
   2,000            Series 2005-B1, Class B1                4.40    9/15/2010        1,988
   1,000            Series 2005-C1, Class C1                5.50    3/24/2017          948
   2,000            Series 2005-C5, Class C5                4.95   10/25/2010        1,983
   2,000       Credit Acceptance Auto Dealer Loan Trust,
                    Series 2007-2, Class A1A (k)            6.16    4/15/2013        2,000
   1,000       Detroit Edison, Notes, Series 2001-1,
                    Class A-4                               6.19    3/01/2013        1,023
      68       IKON Receivables LLC, Notes, Series
                    2003-1, Class A4                        3.27    7/15/2011           68
   4,828       Long Beach Auto Receivables Trust, Series
                    2007-A, Class A2                        5.15   11/15/2010        4,830
   5,000       Santander Drive Auto Receivables Trust,
                    Series 2007-1, Class A3                 5.05    9/15/2011        5,012
               Trinity Rail Leasing L.P.,
   2,611            Series 2004-1A, Class A (k) (INS)       5.27    8/14/2027        2,505
   1,896            Series 2006-1A, Class A1  (a)           5.90    5/14/2036        1,894
   3,000       WFS Financial Owner Trust, Notes, Series
                    2005-3, Class D                         4.76    5/17/2013        2,956
                                                                                ----------
                                                                                    40,290
                                                                                ----------
               Total Financials                                                     40,290
                                                                                ----------

               INDUSTRIALS (1.1%)
               ------------------
               AIRLINES (1.1%)
               America West Airlines, Inc., Pass-Through
                    Certificates,
     775            Series 1996-1, Class A, EETC            6.85    7/02/2009          768
     354            Series 1998-1, Class A, EETC            6.87    1/02/2017          356
   1,995            Series 1999-1, Class G, EETC (INS)      7.93    1/02/2019        2,124

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               American Airlines, Inc., Pass-Through
                    Certificates,
 $ 1,000            Series 2001-1, Class A-2, EETC          6.82%   5/23/2011   $      972
   1,216            Series 2003-1, Class G, EETC (INS)      3.86    7/09/2010        1,171
               Continental Airlines, Inc., Pass-Through
                    Certificates,
   1,544            Series 99-1, Class A, EETC              6.55    2/02/2019        1,553
   1,220            Series AMBC, EETC (INS)                 6.24    3/15/2020        1,248
     691       United Airlines, Pass-Through
                    Certificates, Series 2000-1, Class
                    A-1                                     7.78    1/01/2014          701
                                                                                ----------
                                                                                     8,893
                                                                                ----------
               Total Industrials                                                     8,893
                                                                                ----------
               Total Asset-Backed Securities (cost: $49,251)                        49,183
                                                                                ----------

               COMMERCIAL MORTGAGE SECURITIES (24.1%)

               FINANCIALS (24.1%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (23.7%)
   4,000       Banc of America Commercial Mortgage
                    Trust, Pass-Through Certificates,
                    Series 2006-2, Class AAB                5.72(d) 5/10/2045        4,049
     982       Banc of America Commercial Mortgage,
                    Inc., Pass-Through Certificates,
                    Series 2005-6, Class KCB (a)            5.50(d) 9/10/2047          896
               Bear Stearns Commercial Mortgage
                    Securities, Inc.,
   1,500            Series 1998-C1, Class F  (a)            6.00    6/16/2030        1,448
   1,715            Series 2003-T10, Class A1               4.00    3/13/2040        1,673
   2,000            Series 2005-T18, Class AAB              4.82    2/13/2042        1,940
   3,000            Series 2006-T22, Class AAB              5.63(d) 4/12/2038        3,012
   2,000            Series 2006-T24, Class AB               5.53(d)10/12/2041        1,990
               Chase Commercial Mortgage Securities Corp.,
                    Pass-Through Certificates,
   4,000            Series 1999-2, Class E                  7.73    1/15/2032        4,200
     764            Series 2000-1, Class A2                 7.76    4/15/2032          797
   2,000            Series 2000-3, Class A2                 7.32   10/15/2032        2,097
   2,000       Citigroup Commercial Mortgage Trust,
                    Series 2005-EMG, Class AJ (a)           4.83    9/20/2051        1,886
               Commercial Mortgage Trust, Pass-Through
                    Certificates,
   3,000            Series 2004-LB4A, Class A4              4.58   10/15/2037        2,915
   3,994            Series 2004-RS1, Class A  (a)           4.02    3/03/2041        3,875
   3,000            Series 2005-C6, Class A5A               5.12    6/10/2044        2,916
               Credit Suisse First Boston Mortgage
                    Securities Corp.,
   1,000            Series 1998-C1, Class D                 7.17    5/17/2040        1,049
   1,244            Series 2001-CK1, Class A-2              6.25   12/16/2035        1,242
   3,000            Series 2001-CK1, Class F  (a)           6.65   12/18/2035        3,063
   2,000            Series 2005-C2, Class AJ                4.92    4/15/2037        1,866
   3,000            Series 2005-C5, Class A3                5.10    8/15/2038        2,951
   2,000       Deutsche Mortgage & Asset Receiving
                    Corp., Pass-Through Certificates,
                    Series 1998-C1, Class F                 7.50    6/15/2031        2,172

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               Diversified REIT, Notes,
$  2,000            Series 1999-1A, Class C  (a)            6.78%   3/18/2011   $    2,041
   1,000            Series 2000-1, Class C  (a)             6.97    3/08/2010        1,012
   3,834       DLJ Commercial Mortgage Corp., Series
                    1999-CG2, Class A1B                     7.30    6/10/2032        3,941
   3,650       First Union National Bank-Chase Manhattan
                    Bank Commercial Mortgage Trust,
                    Series 1999-C2, Class D                 7.06    6/15/2031        3,746
     671       G-Force, LLC, Pass-Through Certificates,
                    Series 2005-RRA, Class A-1 (a)          4.39    8/22/2036          655
   1,500       GE Capital Commercial Mortgage Corp.,
                    Series 2002-3A, Class D (a)             5.34   12/10/2037        1,499
   2,000       Global Signal Trust, Series 2006-1, Class
                    B (a)                                   5.59    2/15/2036        2,003
               GMAC Commercial Mortgage Security, Inc.,
   1,000            Series 1998-C2, Class D                 6.50    5/15/2035        1,013
   1,115            Series 1999-C1, Class D                 7.06(d) 5/15/2033        1,138
   1,500            Series 2004-C3, Class D                 5.04(d)12/10/2041        1,369
               GS Mortgage Securities Corp. II,
   2,890            Series 1998-GLII, Class E               7.19(d) 4/13/2031        2,912
   1,000            Series 2001 ROCK, Class A-2             6.62    5/03/2018        1,061
   4,102            Series 2001-1285, Class A1  (a)         6.04    8/15/2018        4,181
   2,000            Series 2003-C1, Class A2B               4.30    1/10/2040        1,959
   2,000            Series 2004-GG2 , Class C               5.53    8/10/2038        1,936
   2,000       Hilton Hotels Pool Trust, Series
                    2000-HLTA, Class C (a)                  7.46   10/03/2015        2,152
               J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.
   5,000            Series 2005-CB12, Class A3A1            4.82    9/12/2037        4,925
   2,000            Series 2005-LDP5, Class A4              5.18(d)12/15/2044        1,966
   2,000            Series 2006-LDP6, Class ASB             5.49    4/15/2043        1,995
   4,000            Series 2006-LDP7, Class ASB             5.88(d) 4/15/2045        4,077
   2,000            Series 2006-CB15, Class ASB             5.79    6/12/2043        2,020
   5,000            Series 2006-CB17, Class A-SB            5.42   12/12/2043        4,951
   1,000            Series 2006-LDP8, Class A-SB            5.37    5/15/2045          987
               LB-UBS Commercial Mortgage Trust,
   1,000            Series 2001-WM, Class D  (a)            6.83    7/14/2016        1,056
   4,000            Series 2004-C6, Class A4                4.58    8/15/2029        3,928
   2,000            Series 2005-C2, Class D                 5.39    4/15/2040        1,890
   3,000            Series 2006-C3, Class AAB               5.64(d) 3/15/2039        3,011
   3,000       Machine One Trust, Series 2004-1A, Class
                    A3 (a),(e)                              5.22    5/28/2040        2,920
               Merrill Lynch Mortgage Investors, Inc.,
     642            Series 1998-C1, Class A2                6.48   11/15/2026          645
   3,464            Series 1999-C1, Class A2                7.56   11/15/2031        3,575
               Merrill Lynch Mortgage Trust,
   2,000            Series 2005-CIP1, Class B               5.10    7/12/2038        1,893
   4,000            Series 2006-C2, Class A2                5.76    8/12/2043        4,032
   2,000       Merrill Lynch-Countrywide Commercial
                    Mortgage Trust, Series 2006-3,
                    Class ASB                               5.38(d) 7/12/2046        1,979
               Morgan Stanley Capital I, Inc.,
   3,445            Series 2005-T19, Class A4A              4.89    6/12/2047        3,300
   4,600            Series 2006-HQ9, Class AAB              5.69    7/12/2044        4,627

14

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
 $ 4,000            Series 2006-T23, Class AAB              5.80%(d)8/12/2041   $    4,067
               Morgan Stanley Dean Witter Capital I, Inc.,
   1,592            Series 1998 XL1, Class A-3              6.48    6/03/2030        1,594
   2,000            Series 2005 IQ9, Class A-3              4.49    7/15/2056        1,940
   5,000            Series 2005-RR6, Class A2FX  (a),(e)    5.13    5/24/2043        4,893
   3,000       Mortgage Capital Funding, Inc.,
                    Pass-Through Certificates, Series
                    1998-MC2, Class E                       7.24(d) 6/18/2030        3,035
   3,000       PNC Mortgage Acceptance Corp., Series
                    1999-CM1, Class A2                      7.51   12/10/2032        3,135
   3,213       Prudential Securities Secured Financing
                    Corp., Series 1999-C2, Class G          6.76    6/16/2031        3,285
     356       Salomon Brothers Mortgage Securities VII,
                    Inc., Series 2000-C3, Class A1          6.34   12/18/2033          357
   1,000       SBA Commercial Mortgage-Backed Trust,
                    Series 2006-1A, Class C (a)             5.56   11/15/2036        1,002
     591       TIAA Real Estate Co. Ltd., Series
                    2001-C1A, Class A-3 (a)                 6.56    6/19/2026          593
   2,000       Timberstar Trust, Series 2006-1A, Class B
                    (a)                                     5.75   10/15/2036        2,012
   2,000       Trizechahn Office Properties Trust,
                    Series 2001-TZHA, Class A3 (a)          6.21    3/15/2013        2,005
               Wachovia Bank Commercial Mortgage Trust,
                    Pass-Through Certificates,
  10,000            Series 2004-C12, Class A-2              5.00    7/15/2041        9,978
   2,000            Series 2005-C17, Class A4               5.08    3/15/2042        1,940
   2,000            Series 2005-C18, Class APB              4.81    4/15/2042        1,944
   5,000            Series 2006-C27, Class A2               5.62    7/15/2045        5,049
   5,000            Series 2006-C28, Class A2               5.50   10/15/2048        5,022
                                                                                ----------
                                                                                   184,283
                                                                                ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
               Credit Suisse First Boston Mortgage
                    Securities Corp.,
   7,179            Series 2003-C3, Class ASP (acquired
                         6/17/2003; cost $666)  (a),(g)     1.64    5/15/2038          265
  37,816            Series 2004-C1, Class ASP (acquired
                         8/30/2004; cost $1,637)
                         (a),(g)                            0.78    1/15/2037          835
  11,428       Greenwich Capital Commercial Funding
                    Corp., Series 2002-C1, Class XP
                    (acquired 7/17/2003 & 8/13/2003;
                    cost $1,188) (a),(g)                    2.01    1/11/2035          798
  66,387       GS Mortgage Securities Corp. II, Series
                    2001 ROCK, Class X-1 (acquired
                    5/13/2004; cost $998) (a),(g)           0.38    5/03/2018          518
   9,373       LB-UBS Commercial Mortgage Trust, Series
                    2003-C5, Class XCP (acquired
                    7/16/2003; cost $474) (a),(g)           0.68    4/15/2037          141
  14,207       Morgan Stanley Dean Witter Capital I,
                    Inc., Series 2004-T13, Class X2
                    (acquired 1/23/2004; cost $773)
                    (a),(g)                                 1.07    9/13/2045          398
                                                                                ----------
                                                                                     2,955
                                                                                ----------
               Total Financials                                                    187,238
                                                                                ----------
               Total Commercial Mortgage Securities (cost: $187,544)               187,238
                                                                                ----------

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (1.5%)(H)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
 $ 2,000       Freddie Mac, Series 2694 QG (+)              4.50%   1/15/2029   $    1,960
               Freddie Mac (+),
   1,144            Series 2435 VG                          6.00    2/15/2013        1,163
     168            Series 2389 VH                          6.00   10/15/2018          168
   1,700       Government National Mortgage Assn.,
                    Series 1999-14 VD                       6.00    3/20/2014        1,706
                                                                                ----------
                                                                                     4,997
                                                                                ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
  15,167       Government National Mortgage Assn.,
                    Series 2003-59, Class XB                1.76    7/16/2010          323
                                                                                ----------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.8%)
               Freddie Mac (+),
   2,330            Pool B19905                             5.00    9/01/2020        2,297
   4,260            Pool A44446                             5.50    4/01/2036        4,194
                                                                                ----------
                                                                                     6,491
                                                                                ----------
               Total U.S. Government Agency Issues (cost: $11,752)                  11,811
                                                                                ----------

               U.S. TREASURY SECURITIES (2.9%)

               INFLATION-INDEXED NOTES (2.9%)
  22,062       2.38%, 1/15/2025(cost:  $21,505) (l)                                 22,534
                                                                                ----------

               MUNICIPAL BONDS (7.0%)

               AIRPORT/PORT (0.5%)
   2,000       College Park, GA, RB, Series 2006A (INS)     5.76    1/01/2015        2,046
   2,025       Riverside, CA, Public Financing Auth. Tax
                    Allocation, RB, Series 2007B (INS)      5.19    8/01/2017        1,992
                                                                                ----------
                                                                                     4,038
                                                                                ----------
               APPROPRIATED DEBT (0.5%)
   1,940       Commonwealth Financing Auth., PA, RB,
                    Series B (INS)                          5.63    6/01/2023        1,972
   1,895       Reeves County, TX, COP, Series 2007 (INS)    5.75    3/01/2012        1,897
                                                                                ----------
                                                                                     3,869
                                                                                ----------
               CASINOS & GAMING (0.6%)
   1,000       Mashantucket (Western) Pequot Tribe, CT,
                    RB (a)                                  5.91    9/01/2021          969

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
 $ 4,000       Seneca Nation of Indians Capital
                    Improvements Auth., NY, Bonds,
                    Series 2007-B                           6.75%  12/01/2013   $    3,991
                                                                                ----------
                                                                                     4,960
                                                                                ----------
               EDUCATION (0.4%)
   2,000       California State Univ., RB (INS)             5.27   11/01/2017        2,016
   1,000       Univ. of Oklahoma RB                         5.25   11/01/2019          974
                                                                                ----------
                                                                                     2,990
                                                                                ----------
               ELECTRIC/GAS UTILITIES (0.4%)
   2,000       Energy Acquisition Corp. II, OH, RB (INS)    4.49    2/15/2008        1,997
   1,000       North Carolina Eastern Municipal Power
                    Agency RB, Series 2003-E                5.23    1/01/2011          993
                                                                                ----------
                                                                                     2,990
                                                                                ----------
               GENERAL OBLIGATION (0.8%)
   1,000       Bucks County, PA, GO (INS)                   3.94   12/15/2008          990
   2,000       Hopewell, VA, Taxable Public Improvement
                    GO, Series B                            5.25    7/15/2009        1,997
   2,000       King County, WA, GO, Series 2004C            4.32   12/01/2010        1,960
   1,000       Riverside, CA, Pension Obligation, RB,
                    Series A (INS)                          4.21    2/15/2011          973
                                                                                ----------
                                                                                     5,920
                                                                                ----------
               HOSPITAL (0.4%)
   1,000       Medical Univ., SC, Hospital Auth.
                    Facilities, RB, Series 2004B (INS)      5.01    2/15/2015          981
   1,435       New Jersey Health Care Facilities
                    Financing Auth., RB                     5.10    3/01/2010        1,438
     940       Rhode Island State Health & Education RB,
                    Series C (LOC - RBS Citizens, N.A.)     3.60    9/15/2033          940
                                                                                ----------
                                                                                     3,359
                                                                                ----------
               MISCELLANEOUS (0.1%)
     949       Keenan Development Association of
                    Tennessee LLC, RB, Series 2005
                    (INS)                                   5.02    7/15/2028          944
                                                                                ----------
               MULTIFAMILY HOUSING (0.1%)
   1,080       American Eagle Northwest LLC, WA, RB,
                    Series 2005A                            4.97   12/15/2018        1,051
                                                                                ----------
               NURSING/CCRC (1.0%)
   2,000       California Statewide Communities
                    Development Auth. Assisted Living
                    Facilities, RB (INS)                    5.59    2/01/2015        1,962
   1,550       Martin Luther King Foundation, Inc.,
                    SAVRS, Notes, Series 1998 (INS)         9.00(i)12/01/2028        1,550

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------
 $ 4,150       Yellowwood Acres, Inc., SAVRS, Series
                    1998 (INS)                              9.00%(i)12/01/2028  $    4,150
                                                                                ----------
               Total Nursing/CCRC                                                    7,662
                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.1%)
   1,000       Harris County, TX, IDRB, Series 2002         5.68     3/01/2023         991
                                                                                ----------
               SALES TAX (0.3%)
   2,500       Sales Tax Asset Receivable Corp., NY, RB,
                    Series B                                4.76    10/15/2015       2,422
                                                                                ----------
               SPECIAL ASSESSMENT/TAX/FEE (1.5%)
               Charlotte, NC,
   2,000            COP                                     5.35    12/01/2010       2,021
   2,780            COP                                     5.37    12/01/2011       2,805
   3,000       Erie County, NY Tobacco Asset
                    Securitization Corp. RB, Series
                    2005E                                   6.00     6/01/2028       2,827
   1,000       New York State Environmental Facilities
                    Corp. RB, Series 2004B (INS)            4.02    12/15/2009         984
   1,000       New York State Housing Finance Agency
                    Personal Income Tax RB, Series
                    2006B                                   5.19     9/15/2011       1,007
   2,000       New York State Urban Development Corp.
                    RB, Series 2004B-3 (INS)                4.38    12/15/2011       1,945
                                                                                ----------
                                                                                    11,589
                                                                                ----------
               WATER/SEWER UTILITY (0.3%)
   2,000       Escondido, CA, Joint Powers Financing
                    Auth. RB, Series 2007B (INS)            5.53     9/01/2018       2,043
                                                                                ----------
               Total Municipal Bonds (cost: $55,131)                                54,828
                                                                                ----------

PRINCIPAL
   AMOUNT                                                                           MARKET
  $(000)/                                                                            VALUE
   SHARES      SECURITY                                                              (000)
 -----------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.8%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
  30,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                    perpetual(a)                                                     3,135
                                                                                ----------

               FINANCIALS (1.4%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
  50,000       HSBC Holdings, Series A, 6.20%, perpetual                            1,126
                                                                                ----------
               LIFE & HEALTH INSURANCE (0.1%)
  40,000       Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%,
                    perpetual                                                          876
                                                                                ----------




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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL
   AMOUNT                                                                           MARKET
  $(000)/                                                                            VALUE
   SHARES      SECURITY                                                              (000)
------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
  20,000       Axis Capital Holdings Ltd., Series B, 7.50%, perpetual           $    2,042
  $1,000       White Mountains Re Group, Junior Subordinated Notes, 7.51%,
                    perpetual(a)                                                       949
                                                                                ----------
                                                                                     2,991
                                                                                ----------
               REINSURANCE (0.6%)
   2,000       Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual*        1,889
  $3,000       Swiss Re Capital I LP, 6.85%, perpetual(a)                            3,031
                                                                                ----------
                                                                                     4,920
                                                                                ----------
               REITS - INDUSTRIAL (0.1%)
  30,000       AMB Property Corp., Series O, 7.00%, cumulative redeemable,
                    perpetual                                                          715
                                                                                ----------
               REITS - SPECIALIZED (0.1%)
  20,000       Public Storage, Inc., Series G, 7.00%, perpetual                        476
                                                                                ----------
               Total Financials                                                     11,104
                                                                                ----------
               Total Preferred Securities (cost: $14,715)                           14,239
                                                                                ----------

PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.2%)

               COMMERCIAL PAPER (0.7%)

               MATERIALS (0.7%)
               ----------------
               PAPER PACKAGING (0.7%)
$  5,315       Sonoco Products Co.                          5.15%  11/01/2007        5,315
                                                                                ----------

               VARIABLE-RATE DEMAND NOTES (0.4%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOME FURNISHINGS (0.2%)
   1,690       Caddo Parrish, IDRB, Series 2004 (LOC -
                    Capital One, N.A.)                      5.56    7/01/2024        1,690
                                                                                ----------

               FINANCIALS (0.1%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     685       Wryneck Ltd., Notes, Series 2000 (LOC
                    -Huntington National Bank)              5.70    1/01/2020          685
                                                                                ----------

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                              (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                           MARKET
   AMOUNT                                                  COUPON                    VALUE
    (000)      SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------

               MUNICIPAL BONDS (0.1%)
               ----------------------
               BUILDINGS (0.1%)
   $ 460       Precision Aggregate I, LLC, Notes, Series
                    2000 (LOC - Huntington National
                    Bank)                                   6.10%   8/03/2015   $      460
                                                                                ----------
               Total Variable-Rate Demand Notes                                      2,835
                                                                                ----------

                                                                                    MARKET
NUMBER OF                                                  COUPON                    VALUE
  SHARES       SECURITY                                     RATE     MATURITY        (000)
------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
1,000,000      SSgA Prime Money Market Fund, 4.95%  (j)                              1,000
                                                                                ----------
               Total Money Market Instruments
               (cost: $9,150)                                                        9,150
                                                                                ----------


               TOTAL INVESTMENTS (COST: $778,756)                               $  772,671
                                                                                ==========


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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures contracts are valued at the last quoted sales price.

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund

22

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                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $5,926,000 and $12,011,000, respectively, resulting in net unrealized depreciation of $6,085,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $777,172,000 at October 31, 2007, and, in total, may not equal 100%. Investments in foreign securities were 11.7% at October 31, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO DESCRIPTION ABBREVIATIONS

COP   Certificate of Participation
CPI   Consumer Price Index
EETC  Enhanced Equipment Trust Certificate
GO    General Obligation
IDRB  Industrial Development Revenue Bond
MTN   Medium-Term Note
RB    Revenue Bond
REIT  Real Estate Investment Trust
SAVRS Select Auction Variable-Rate Securities

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guarantee Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc. or XL Capital Assurance.


SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At October 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $2,963,000.

24

N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.

(e) At October 31, 2007, portions of these securities were segregated to cover when-issued purchases and as collateral for open futures contracts. Following is a table of open futures contracts as of October 31, 2007.

                                                                              Unrealized
     Type of Future          Expiration      Contracts  Position    Value    Appreciation
     ==================== =================  =========  ========  =========  =============
         10-Year U.S.     December 31, 2007     50        Long    5,508,000    $ 58,000
          Treasury Note

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2007, was $2,955,000, which represented 0.4% of the Fund's net assets.

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(i) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

(j) Rate represents the money market fund annualized seven-day yield at October 31, 2007.

(k) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

(l) Portion of security with a value of $1,032,000 is segregated as collateral for initial margin requirements on open future contracts.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.